Revenue and Capitalized Contract Costs - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue recognized that were included in deferred revenue	$ 86.4	$ 59.8		$ 144.1
Revenue expected to be recognized from remaining performance obligations for subscription contracts	$ 2,200.0		$ 2,200.0
Capitalized contract cost, amortization period	5 years		5 years
Expected life of customers			15 years
Depreciation rate using declining balance method (percentage)			2.4
Minimum | Subscriber Contracts
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract with customer, term	3 years
Maximum | Subscriber Contracts
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract with customer, term	5 years